Shareholders' capital - Schedule of Common Shares (Details) - shares	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Common Shares Rollforward
Beginning balance (in shares)	767,343,863	689,271,039
Settlement of Purchase contracts (in shares)	0	76,909,700
Exercise of share-based awards (in shares)	608,405	749,522
Ending balance (in shares)	767,952,268	766,930,261